Other Receivables (Details) - Schedule of other receivables - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Other Receivables Abstract
Other receivables	$ 770,356	$ 678,983
Less: allowance for credit losses	24,392	22,148
Total other receivables	$ 745,964	$ 656,835